Royalties, mining and income tax, and deferred tax- Rate reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax on loss/(profit) before tax at maximum South African statutory company tax rate (27%)	R 111	R 1,138	R 10,758
South African gold mining tax formula rate adjustment	(169)	41	236
US state tax adjustment	24	365	1,121
US statutory tax rate adjustment	(27)	(40)	(2,176)
Non-taxable Section 45X credit	1,670	0	0
Non-deductible amortisation and depreciation	0	0	(2)
Non-taxable dividend received	6	0	1
Non-deductible finance expense	(101)	(320)	(180)
Non-deductible share-based payments	(11)	(7)	(7)
Non taxable gain/(non-deductible loss) on fair value of financial instruments	40	1,196	(101)
Non-taxable gain on acquisition	0	0	243
(Non-deductible loss)/non-taxable gain on foreign exchange differences	(13)	(10)	463
Non-taxable share of results of equity-accounted investees	94	59	(317)
(Non-deductible impairments)/non-taxable reversal of impairments	(13)	0	(2,392)
Non-deductible transaction and project costs	(1,048)	(62)	(158)
Tax adjustment in respect of prior periods	(46)	(81)	10
Net other non-taxable income and non-deductible expenditure	592	(210)	(272)
Change in estimated deferred tax rate	(103)	364	(726)
Unrecognised or derecognised deferred tax assets	(5,334)	(3,929)	(4,085)
Total mining and income tax	R (4,328)	R (1,496)	R 2,416
Effective tax rate	(1053.00%)	(36.00%)	6.00%
Other deductible temporary differences	R 99,496	R 87,331	R 68,868
US PGM operations
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	3,503
Sandouville nickel refinery
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences		1,358
Century zinc retreatment operation
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences		1,319
SGL corporate
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	1,709
Keliber
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	2,189
Sandouville
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	447
Burnstone
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	304
Cooke
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	319
Cooke
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences	R 344	278
Burnstone
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences		436
SGL
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Other deductible temporary differences		R 384